Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets [Line Items]
Cost at beginning	$ 4,432,461
Accumulated amortization, beginning	(1,500,800)
Intangible assets, beginning	2,931,661
Beginning balance	2,931,661
Additions	54,987
Amortization expenses	(317,806)	$ (442,242)
Net exchange differences	7,074
Ending balance	2,675,916
Cost at ending	4,432,461
Accumulated amortization, ending	(1,756,545)
Intangible assets, ending	2,675,916
Computer software [Member]
Schedule of Intangible Assets [Line Items]
Cost at beginning	582,461
Accumulated amortization, beginning	(415,300)
Intangible assets, beginning	167,161
Beginning balance	167,161
Additions	54,987
Amortization expenses	(146,806)
Net exchange differences	7,074
Ending balance	82,416
Cost at ending	582,461
Accumulated amortization, ending	(500,045)
Intangible assets, ending	82,416
Intellectual property rights [Member]
Schedule of Intangible Assets [Line Items]
Cost at beginning	3,850,000
Accumulated amortization, beginning	(1,085,500)
Intangible assets, beginning	2,764,500
Beginning balance	2,764,500
Additions
Amortization expenses	(171,000)
Net exchange differences
Ending balance	2,593,500
Cost at ending	3,850,000
Accumulated amortization, ending	(1,256,500)
Intangible assets, ending	$ 2,593,500